Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2015, 2014 and 2013 consists of the following (in millions):

	2015	2014	2013
Current provision:
Federal	$248.4	$248.2	$232.2
State	32.5	32.1	27.2
Foreign	51.8	63.7	49.3
Total current provision	$332.7	$344.0	$308.7
Deferred provision (benefit):
Federal	$49.8	$(3.6)	$0.2
State	5.5	(2.3)	(1.1)
Foreign	(9.2)	(3.0)	1.1
Total deferred provision	46.1	(8.9)	0.2
Total provision for income taxes	$378.8	$335.1	$308.9

The provision for income taxes is based on pre-tax income from continuing operations, which is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions):

	2015	2014	2013
United States	$863.5	$789.3	$753.8
Foreign	173.4	264.1	69.7
Total	$1,036.9	$1,053.4	$823.5

Total income tax expense for the years ended December 31, 2015, 2014 and 2013 is allocated as follows (in millions):

	2015	2014	2013
Tax expense per statements of earnings	$378.8	$335.1	$308.9
Tax expense attributable to discontinued operations	(1.8)	(3.9)	2.3
Unrealized (benefit)/ loss gain on investments and derivatives	(5.1)	1.0	0.4
Unrealized (loss) gain on foreign currency translation	(0.2)	(4.6)	(5.8)
Other components of other comprehensive income	—	(3.1)	(0.1)
Total income tax expense (benefit) allocated to other comprehensive income	(5.3)	(6.7)	(5.5)
Tax benefit from exercise of stock options	(28.6)	(39.5)	(40.4)
Total income tax expense	$343.1	$285.0	$265.3

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes	4.6	4.6	4.6
Federal benefit of state taxes	(1.6)	(1.6)	(1.6)
Foreign rate differential	(2.6)	(2.6)	(2.5)
Capco contingent consideration	—	—	5.9
Other	1.1	(3.6)	(3.9)
Effective income tax rate	36.5%	31.8%	37.5%

The significant components of deferred income tax assets and liabilities as of December 31, 2015 and 2014 consist of the following (in millions):

	2015	2014
Deferred income tax assets:
Net operating loss carryforwards	$228.2	$183.2
Employee benefit accruals	98.0	55.5
State taxes	44.4	11.8
Foreign currency translation adjustment	30.0	28.9
Foreign tax credit carryforwards	13.6	12.7
Accruals	13.5	27.1
Allowance for doubtful accounts	10.6	3.6
Deferred revenue	—	43.7
Interest rate swaps	—	0.5
Total gross deferred income tax assets	438.3	367.0
Less valuation allowance	(166.9)	(121.7)
Total deferred income tax assets	271.4	245.3
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	2,606.1	899.5
Deferred contract costs	102.7	91.1
Depreciation	60.9	48.4
Deferred revenue	27.5	—
Prepaid expenses	10.5	6.6
Other	1.6	0.9
Total deferred income tax liabilities	2,809.3	1,046.5
Net deferred income tax liability	$2,537.9	$801.2

Deferred income taxes have been classified in the Consolidated Balance Sheets as of December 31, 2015 and 2014 as follows (in millions):

	2015	2014
Current assets	$99.8	$67.4
Noncurrent assets (included in other noncurrent assets)	22.6	9.5
Total deferred income tax assets	122.4	76.9
Current liabilities (included in accounts payable and accrued liabilities)	(1.9)	(3.7)
Noncurrent liabilities	(2,658.4)	(874.4)
Net deferred income tax liability	$(2,537.9)	$(801.2)

We believe that based on our historical pattern of taxable income, projections of future income, tax planning strategies and other relevant evidence, the Company will produce sufficient income in the future to realize its deferred income tax assets. A valuation allowance is established for any portion of a deferred income tax asset for which we believe it is more likely than not that the Company will not be able to realize the benefits of all or a portion of that deferred income tax asset. We also receive periodic assessments from taxing authorities challenging our positions that must be taken into consideration in determining our tax accruals. Resolving these assessments, which may or may not result in additional taxes due, may require an extended period of time. Adjustments to the valuation allowance will be made if there is a change in our assessment of the amount of deferred income tax asset that is realizable.

As a result of provisional purchase price allocations associated with the SunGard acquisition, acquired deferred revenue was adjusted to its fair value, which was determined to be significantly lower than its historical book value. As a result of this adjustment, the tax basis of deferred revenue now exceeds the book basis, resulting in a deferred tax liability as of December 31, 2015 as compared to a deferred tax asset as of December 31, 2014.

As of December 31, 2015 and 2014, the Company had income taxes receivable of $138.6 million and $12.0 million, respectively. These amounts are included in other receivables in the Consolidated Balance Sheets.

As of December 31, 2015 and 2014, the Company has federal, state and foreign net operating loss carryforwards resulting in deferred tax assets of $228.2 million and $183.2 million, respectively. The federal and state net operating losses result in deferred tax assets as of December 31, 2015 and 2014 of $52.8 million and $26.1 million, respectively, which expire between 2020 and 2035. The Company has a valuation allowance related to these deferred tax assets for net operating loss carryforwards in the amounts of $34.8 million and $8.8 million as of December 31, 2015 and 2014. The Company has foreign net operating loss carryforwards resulting in deferred tax assets as of December 31, 2015 and 2014 of $175.4 million and $157.1 million, respectively. The Company has valuation allowances related to these net operating losses as of December 31, 2015 and 2014 of $132.1 million and $112.9 million, respectively. As of December 31, 2015 and 2014, the Company had foreign tax credit carryforwards of $13.6 million and $12.7 million, respectively, which expire between 2020 and 2025.

The Company participates in the IRS' Compliance Assurance Process (CAP), which is a real-time continuous audit. The IRS has completed its review for years through 2011. Currently, we believe the ultimate resolution of the IRS examinations will not result in a material adverse effect to the Company's financial position or results of operations. Substantially all material foreign income tax return matters have been concluded through 2008. Substantially all state income tax returns have been concluded through 2012.
The Company provides for United States income taxes on earnings of foreign subsidiaries unless they are considered permanently reinvested outside the United States.  As of December 31, 2015, U.S. income taxes have not been provided on a cumulative total of $673.5 million of such earnings.  At this time, a determination of the amount of unrecognized deferred tax liability is not practicable.

As of December 31, 2015 and 2014, the Company had gross unrecognized tax benefits of $98.0 million and $18.4 million of which $75.3 million and $13.1 million would favorably impact our income tax rate in the event that the unrecognized tax benefits are recognized.

The following table reconciles the gross amounts of unrecognized tax benefits at the beginning and end of the period (in millions):

Gross Amount
Amounts of unrecognized tax benefits as of January 1, 2014	$29.2
Amount of decreases due to lapse of the applicable statute of limitations	(2.4)
Amount of decreases due to settlements	(14.1)
Increases as a result of tax positions taken in the current period	2.6
Increases as a result of tax positions taken in a prior period	3.1
Amount of unrecognized tax benefit as of December 31, 2014	18.4
Amount of decreases due to lapse of the applicable statute of limitations	(5.3)
Assumed in SunGard acquisition	81.7
Increases as a result of tax positions taken in the current period	0.7
Increases as a result of tax positions taken in a prior period	2.5
Amount of unrecognized tax benefit as of December 31, 2015	$98.0

The total amount of interest expense recognized in the Consolidated Statements of Earnings for unpaid taxes is $1.8 million, $1.8 million and $3.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. The total amount of interest and penalties included in the Consolidated Balance Sheets is $26.7 million and $7.9 million as of December 31, 2015 and 2014, respectively. Interest and penalties are recorded as a component of income tax expense in the Consolidated Statements of Earnings.

Due to the expiration of various statutes of limitation in the next twelve months, an estimated $3.9 million of gross unrecognized tax benefits may be recognized during that twelve month period.